Share option	12 Months Ended
Dec. 31, 2025
Share Option
Share option

22.	Share option

The Group adopted a share option scheme on July 17, 2023 (the “Share Option Scheme 2023”) to provide an incentive to the grantees by enabling them to participate in a future sale or listing of the Group, attract, motivate, and retain eligible participants, and align the interests of the grantees more closely with the shareholders of the Company and provide greater incentive for the grantees to focus on long-term goals of the Group.

Stock options granted to employees of the Group are subject to approval in advance by the independent non-executive directors. The offer of a grant of stock options may be accepted within 28 days from the date of offer. The exercise period of the stock options granted is determinable by the directors, and commences on the same date after vesting to three years and ends on a date which is not later than five years from the date of offer of the stock options or the expiry date of the plan, if earlier.

On July 17, 2023, the Group granted a consultant share option equivalent to 3.5% of total number of shares of the Company as of December 7, 2022 with no vesting period. According to the addition terms and conditions on the share option granted to the consultant, the share option is contingent upon the occurrence of a performance condition (i.e. the successful initial public offering), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment.

On February 1, 2024, the Group granted 5,900,000 share options to certain employees of the Group under the Share Option Scheme 2023. The share options contain an exercise price of US$0.0001 per share option with an expiry date on February 29, 2024 and are vested on the same date of acceptance of the share options by employees. All share options have been exercised in February 2024.

According to the underwriting agreement, upon the exercise of the over-allotment option, the Group shall issue to the underwriter, and the underwriter shall purchase 262,228 ordinary shares of the Group, par value US$0.0005 per share, at a price to the public of US$4.00 per share, for total gross proceeds of US$1,048,912. The share option has been exercised in April 2025.

On 12 June 2023, the Group granted 1,397,600 ordinary shares to the investor upon the success of the IPO, at US$0.0001 per share for total consideration of US$139.76. The share award has been granted in April 2025.

The exercise price of stock options is determinable by the directors. Stock options do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

The Group estimated the fair value of each option as of the date of grant using the Binomial Option pricing model. The following table lists the inputs to the model use:-

Share options granted on February 1, 2024

Expected volatilities (%)	27
Risk-free interest rates (%)	5.49
Range of expected lives (year)	0.08
Weighted average share price (US$ per share)	0.4560
Exercise price (US$ per share)	0.0001

The expected volatility reflects the assumption that the historical volatility of future trends, which may also not necessarily be the actual outcome. No other feature of the options granted was incorporated into the measurement of fair value.

The fair value of the 1,659,828 share options granted on April 7, 2025 were estimated using inputs which are considered as Level 1 in the fair value hierarchy. It was determined based on valuation performed by Crowe Horwath First Trust Appraisal Pte Ltd, an independent valuer who holds a recognized and relevant professional qualification in this field. The fair value of S$8,490,000 was measured based on market approach which the share option and share award were exercised as at the date of IPO. The Company has recognised the share-based payment expenses of S$2,793,413 (2024: S$3,606,000) in the consolidated profit or loss under administrative expenses during the year ended December 31, 2025.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)